NOTES TO THE PRO FORMA CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NOTES TO THE PRO FORMA CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
Description of the Transaction and Basis of Presentation

The unaudited pro forma condensed consolidated statements of operations are based upon the historical consolidated financial statements of the Company, which were included in its Annual Report on Form 10-K for the fiscal year ended December 31, 2017, filed with the SEC on February 28, 2018. Pursuant to SEC rules and regulations, the unaudited pro forma condensed consolidated statements of operations include only the portion of the historical statements of operations and comprehensive income through income (loss) from continuing operations and exclude discontinued operations. The unaudited pro forma condensed consolidated statement of operations for each respective fiscal period reflects the completion of the sale of all of the issued and outstanding capital stock of PSS as if it had occurred on the first day of the respective fiscal year.

Pro Forma Adjustments

(a) Deconsolidation of PSS for the fiscal years ended December 31, 2017, December 25, 2016 and December 27, 2015, respectively, to reflect as discontinued operations.

(b) Income tax expense or benefit for continuing and discontinued operations for the fiscal year ended December 25, 2016 was computed under the “with-and-without” approach.  Under the “with-and-without” approach the income tax expense or benefit for continuing operations was determined by excluding the tax effects of pre-tax items recorded in discontinued operations.  For fiscal years ended December 31, 2017 and December 27, 2015, an exception to the “with-and-without” approach applied and the income tax benefit for continuing operations was increased by the income tax expense recorded in discontinued operations.

(c) Adjustment to service revenues and cost of service revenues reflects sales activity between the Company and PSS that was previously eliminated upon consolidation but as a result of the disposition has been reflected as product sales and cost of product sales to outside customers.

(d) Restructuring costs of PSS have been allocated to discontinued operations.